Financial risk management - Derivatives and Hedging (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Jun. 15, 2018 USD ($)	May 03, 2017 USD ($)
Hedges of net investment in foreign operations
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	€ 0.0	€ 0.0
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0.0	0.0
Foreign exchange forward contract | Derivative financial instruments | EUR/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts	(21.9)	2.1
Notional amount	249.0	220.6
Change in fair value of outstanding hedging instruments	€ (20.6)	€ 10.5
Weighted average hedged rate for the year	113.00%	114.00%		113.00%	113.00%	114.00%	114.00%
Notional amount	€ 249.0	€ 220.6
Foreign exchange forward contract | Derivative financial instruments | GBP/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts	(3.7)	(1.7)
Notional amount	53.5	56.5
Change in fair value of outstanding hedging instruments	€ (2.0)	€ (0.7)
Weighted average hedged rate for the year	128.00%	128.00%		128.00%	128.00%	128.00%	128.00%
Notional amount	€ 53.5	€ 56.5
Foreign exchange forward contract | Derivative financial instruments | GBP/EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts	1.4	(8.3)
Notional amount	159.0	217.4
Change in fair value of outstanding hedging instruments	€ 8.5	€ (10.9)
Weighted average hedged rate for the year	112.00%	112.00%		112.00%	112.00%	112.00%	112.00%
Notional amount	€ 159.0	€ 217.4
Foreign exchange forward contract | Derivative financial instruments | SEKEUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts	(4.0)	(0.3)
Notional amount	77.3	70.1
Change in fair value of outstanding hedging instruments	€ (4.2)	€ 2.1
Weighted average hedged rate for the year	9.00%	9.00%		9.00%	9.00%	9.00%	9.00%
Notional amount	€ 77.3	€ 70.1
Foreign exchange forward contract | Derivative financial instruments | SEK/USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts	(2.6)
Notional amount	14.1
Change in fair value of outstanding hedging instruments	€ (2.2)
Weighted average hedged rate for the year	10.00%			10.00%	10.00%
Notional amount	€ 14.1
Foreign exchange forward contract | Derivative financial instruments | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Carrying amount of forward currency contracts	(0.5)	(0.3)
Notional amount	16.8	42.3
Change in fair value of outstanding hedging instruments	€ 0.8	€ 0.2
Weighted average hedged rate for the year	21.00%	21.00%		21.00%	21.00%	21.00%	21.00%
Notional amount	€ 16.8	€ 42.3
Cross currency interest rate swap | Cash flow hedges | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value of outstanding hedging instruments	€ (71.0)	€ 7.1
Weighted average hedged rate for the year	111.00%	111.00%		111.00%	111.00%	111.00%	111.00%
Change in value of hedged item	€ 71.0	€ (7.1)
Carrying amount of cross currency interest rate swaps	(89.5)	(18.5)
Change in value of hedged item	71.0	(7.1)
Carrying amount of cross currency interest rate swaps	(89.5)	(18.5)
Cross currency interest rate swap | Hedges of net investment in foreign operations | Derivative financial instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in fair value of outstanding hedging instruments	€ 13.5	€ (13.2)
Weighted average hedged rate for the year	119.00%	119.00%		119.00%	119.00%	119.00%	119.00%
Change in value of hedged item	€ (13.5)	€ 13.2
Carrying amount of cross currency interest rate swaps	14.3	2.4
Change in value of hedged item	(13.5)	13.2
Carrying amount of cross currency interest rate swaps	14.3	2.4
Forward foreign exchange and currency swap contract | Cash flow hedges
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	(2.4)	4.8	€ (1.0)
Gains (losses) on change in fair value of derivatives	(2.4)	4.8	(1.0)
Forward foreign exchange and currency swap contract | Foreign exchange swap
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in fair value of derivatives	(3.2)	(13.6)	0.4
Gains (losses) on change in fair value of derivatives	(3.2)	€ (13.6)	€ 0.4
Sell | Interest rate swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	306.6
Notional amount	306.6
Pay | Interest rate swap contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £					£ 258.1
Notional amount | £					258.1
Senior USD Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	836.5			$ 926,000,000.00		$ 935,600,000		$ 953,400,000	$ 610,000,000.0
Notional amount	€ 836.5			$ 926,000,000.00		$ 935,600,000		$ 953,400,000	$ 610,000,000.0
Senior USD Debt | Interest rate swap contract | Net Investment Hedge
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £					220.2
Notional amount | £					220.2
Senior GBP Debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount | £					220.2		£ 222.5
Notional amount | £					£ 220.2		£ 222.5